Shareholder Report, Line Graph (Details) 411370_Leuthold Core Investment Fund_Institutional_TSR Annual {Institutional} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Institutional
Account Value [Line Items]
Accumulated Value	$ 185,358	$ 154,839	$ 139,713	$ 151,989	$ 130,399	$ 122,143	$ 120,544	$ 116,632	$ 101,925	$ 100,000	$ 205,670
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	353,150	259,000	212,963	251,944	193,796	168,300	161,433	136,911	115,430	100,000	$ 415,297
Bloomberg Global Aggregate [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate
Accumulated Value	109,435	97,719	95,577	120,118	121,221	114,105	106,049	107,465	108,834	100,000	$ 112,065
50% S&P 500 / 50% Bloomberg Global Aggregate [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											50% S&P 500 / 50% Bloomberg Global Aggregate
Accumulated Value	$ 201,106	$ 162,536	$ 145,430	$ 176,811	$ 155,405	$ 139,767	$ 131,390	$ 121,664	$ 112,298	$ 100,000	$ 221,174